Related Party Transaction and Balance - Schedule of Balance with Related Parties (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Schedule of Balance with Related Parties [Line Items]
Amounts due to related parties		$ 260,064
Tse Tim [Member]
Schedule of Balance with Related Parties [Line Items]
Receivables from customers	[1]	1,183	3,740
Payables to customers	[2]	74,311	390.382
Oriental Moon Tree Limited [Member]
Schedule of Balance with Related Parties [Line Items]
Amounts due from related party	[3]		3,895
Amounts due to related parties	[4]	218,513
Cheung Yuk Shan [Member]
Schedule of Balance with Related Parties [Line Items]
Payables to customers	[2]	80,843	63,845
Fong Wai Lok, Raymond [Member]
Schedule of Balance with Related Parties [Line Items]
Payables to customers	[2]	36
Lau Kam Yan, Karen [Member]
Schedule of Balance with Related Parties [Line Items]
Payables to customers	[2]	17,180	41,727
Wu Hin Lun [Member]
Schedule of Balance with Related Parties [Line Items]
Payables to customers	[2]	1,028	57,748
Zhu Jian Guo [Member]
Schedule of Balance with Related Parties [Line Items]
Payables to customers	[2]	2,889	2,872
Zhu Yun [Member]
Schedule of Balance with Related Parties [Line Items]
Payables to customers	[2]	80	78,675
Related Party [Member]
Schedule of Balance with Related Parties [Line Items]
Amounts due from related party			3,895
Payables to customers		176,367	635,249
Amounts due to related parties		260,064
Shum Ngan, Sammy [Member]
Schedule of Balance with Related Parties [Line Items]
Amounts due to related parties	[5]	$ 41,551

[1]	The balance as of March 31, 2025 and 2024 represented amounts overdue on brokerage transactions which passed the settlement dates, before allowance for expected credit losses. The balances were fully settled subsequently.
[2]	The balances as of March 31, 2025 and 2024 represented cash deposits received from the related parties and payables arising from unsettled trades on trade-date basis.
[3]	The balance as of March 31, 2024 represented advance to shareholders for operational purpose, before allowance for expected credit losses. The balance was unsecured, non-interest bearing and repayable on demand. As of the date of these consolidated financial statements, the balance was fully settled subsequently.
[4]	The balances as of March 31, 2025 represented the advance from shareholder for operational purposes. The balance was unsecured, non-interest bearing and repayable on demand.
[5]	The balance as of March 31, 2025 represented accrued brokerage, clearing and exchange fees payable to director.